Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Trade And Unbilled Receivables, Net
TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2014	2013
Receivables (1)	$574,090	$572,398
Unbilled receivables	362,112	257,964
Less – allowance for doubtful accounts	(7,445)	(7,117)
	$928,757	$823,245

(1) Includes receivables due from affiliated companies	$80,290	$55,301

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable include claims on items that the Company believes are earned, but are subject to uncertainty concerning their ultimate realization. Such amounts were not material as of the balance sheet date. Trade receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2015.

Short and long-term receivables and unbilled receivables include receivables due from the IMOD in the aggregate amounts of $526,280 and $502,378, as of December 31, 2014 and 2013, respectively.

As for long-term trade and unbilled receivables – see Note 7.